EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class [Table Text Block]

The composition of the Company’s share capital is as follows:

	December 31, 2012			December 31, 2011
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	14,164,620	13,596,000	25,000,000	14,164,620	13,596,000